Document and Entity Information	Apr. 20, 2023
Cover [Abstract]
Entity Registrant Name	KINETA, INC./DE
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001445283
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-37695
Entity Tax Identification Number	20-8436652
Entity Address, Address Line One	219 Terry Ave. N.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	(206)
Local Phone Number	378-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	KA
Entity Emerging Growth Company	false